UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-3231

                             SEI Liquid Asset Trust




                                   Registrant
                             SEI Liquid Asset Trust
                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
                                 (800) 342-5734




                                Agent for Service
                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110




                          Date of Fiscal Year End: 6/30




             Date of Reporting Period: July 1, 2006 to June 30, 2007



                              Prime Obligation Fund

              The Prime Obligation Fund invests in securities that
               do not have voting rights. No votes have been cast
                 on securities by this fund during the reporting
                                     period.



                                   Signatures
          Pursuant to the requirements of the Investment Company Act of
             1940, the registrant has duly caused this report to be
             signed on its behalf by the undersigned, thereunto duly
                                   authorized.

Name of Registrant: SEI Liquid Asset Trust
By: /s/ Robert A. Nesher
President
Date: August 31, 2007